Other financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Other financial assets
Schedule of other financial assets

	December 31, 2020		December 31, 2019
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	29	953	60	1,119
Short-term financing receivables held for operating purposes	22		37
	51	953	97	1,119
Financing receivables held for non-operating purposes	203		287
	254	953	384	1,119
Securities held for operating purposes		55		55
	254	1,008	384	1,174

Schedule of financial receivables net of allowance for doubtful accounts

(€ million)	2020	2019
Carrying amount at the beginning of the year	379	430
Additions	7	11
Deductions	(7)	(88)
Currency translation differences	(26)	7
Other changes	(1)	19
Carrying amount at the end of the year	352	379

Schedule of securities per issuing entity

	Amortized cost	Nominal value	Fair Value	Nominal rate		Rating -
	(€ million)	(€ million)	(€ million)	of return (%)	Maturity date	Moody’s	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	24	24	25	from 0.35 to 4.75	from 2021 to 2030	Baa3	BBB
Others (*)	17	17	17	from 0.05 to 0.20	from 2021 to 2025	from Aa3 to Baa1	from AA to A
Floating rate bonds
Italy	11	11	11		from 2022 to 2025	Baa3	BBB
Others	3	3	3		2022	Baa3	BBB
Total sovereign states	55	55	56

(*)Amounts included herein are lower than €10 million.